Basis of preparation, significant accounting policies, and future accounting changes (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Machinery and equipment [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	10 to 30 years
Office equipment [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	5 years
Depreciation method, property, plant and equipment	straight-line method
Computers [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	3 years
Depreciation method, property, plant and equipment	straight-line method
Vehicles [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	declining balance method
Depreciation rate, property, plant and equipment	20.00%
Intellectual property [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, intangible assets other than goodwill	10 years
Software [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, intangible assets other than goodwill	5 years